Subsequent Events - Additional Information (Detail) - USD ($)				6 Months Ended	12 Months Ended
	Sep. 20, 2021	Jan. 28, 2021	Jan. 28, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Subsequent Event [Line Items]
Ordinary shares, par value				$ 0.000001	$ 0.000001	$ 0.000001		$ 0.000001
Business combination, cash					$ 0	$ 0	$ 10,000,000
TPG Pace Tech Opportunities Corp [Member]
Subsequent Event [Line Items]
Business combination, aggregate consideration			$ 1,250,000,000
Business combination, cash payments in excess of amount available			$ 250,000,000
Business combination, equity consideration, per share		$ 10.00	$ 10.00
Business combination, cash			$ 265,000,000
Gross proceeds from stock issued				$ 25,000	$ 0
TPG Pace Tech Opportunities Corp [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Shares agreed to forfeit			2,000,000
Warrants agreed to forfeit			2,444,444
TPG Pace Tech Opportunities Corp [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of warrants price per share		11.50	$ 11.50
Ownership percentage			90.00%
TPG Pace Tech Opportunities Corp [Member] | Member Units [Member]
Subsequent Event [Line Items]
Ownership percentage			60.00%
TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of warrants price per share		11.50	$ 11.50
TPG Pace Tech Opportunities Corp [Member] | Class B Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value		0.0001	0.0001
TPG Pace Tech Opportunities Corp [Member] | Class A Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
TPG Pace Tech Opportunities Corp [Member] | Class A Common Stock | Subscription Agreement [Member]
Subsequent Event [Line Items]
Newly issued shares			15,000,000
Gross proceeds from stock issued			$ 150,000,000
TPG Pace Tech Opportunities Corp [Member] | Class A Common Stock | Waiver Agreement [Member]
Subsequent Event [Line Items]
Shares agreed to forfeit if threshold not achieved			4,000,000
Maximum [Member] | TPG Pace Tech Opportunities Corp [Member]
Subsequent Event [Line Items]
Business combination, cash payments in excess of amount available			$ 388,200,000
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument, decrease, forgiveness	$ 8,400,000
Subsequent Event [Member] | Accrued Interest [Member]
Subsequent Event [Line Items]
Debt instrument, decrease, forgiveness	$ 100,000
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Earn out consideration achievement of stock price threshold term		5 years
Shares agreed to forfeit		2,000,000
Warrants agreed to forfeit		2,444,444
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Nerdy Merger Sub [Member]
Subsequent Event [Line Items]
Business combination, aggregate consideration		$ 1,250,000,000
Business combination, cash payments in excess of amount available		$ 250,000,000
Business combination, equity consideration, per share		$ 10.00	$ 10.00
Business combination, cash		$ 265,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		4,000,000
Earn out consideration achievement of stock price threshold term		5 years
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Warrant [Member] | Nerdy Merger Sub [Member]
Subsequent Event [Line Items]
Ownership percentage		90.00%
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Member Units [Member] | Nerdy Merger Sub [Member]
Subsequent Event [Line Items]
Ownership percentage		60.00%
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Nerdy [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of warrants price per share		$ 11.50	11.50
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Class B Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value		0.0001	0.0001
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Class A Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001	0.0001
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Class A Common Stock | Subscription Agreement [Member]
Subsequent Event [Line Items]
Newly issued shares		15,000,000
Gross proceeds from stock issued		$ 150,000,000
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Class A Common Stock | Waiver Agreement [Member]
Subsequent Event [Line Items]
Number of shares for which right to receive is agreed to be waived		15,000,000
Shares agreed to forfeit if threshold not achieved		4,000,000
Subsequent Event [Member] | TPG Pace Tech Opportunities Corp [Member] | Class A Common Stock | TPG Pace Tech Opportunities Sponsor, Series LLC [Member]
Subsequent Event [Line Items]
Class of warrants price per share		$ 11.50	$ 11.50
Subsequent Event [Member] | Maximum [Member] | TPG Pace Tech Opportunities Corp [Member] | Nerdy Merger Sub [Member]
Subsequent Event [Line Items]
Business combination, cash payments in excess of amount available		$ 388,200,000
Subsequent Event [Member] | General and Administrative Expense [Member]
Subsequent Event [Line Items]
Expenditure recorded related to the transaction					$ 1,300,000